Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	6-K
Entity Central Index Key	0002014955
Entity Registrant Name	Smart Digital Group Limited
Amendment Flag	false
Document Fiscal Year Focus	2025
Entity File Number	001-42625
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 31, 2025